SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Loan receivables and Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	¥ 1,793,754	¥ 2,085,814	¥ 6,063	¥ 34,621
Provision for doubtful accounts	44,724	328,750	2,134,156
Reversal	(428)		(329)	(2,966)
Write off	(288,163)	(609,853)	(54,076)	(25,592)
Allowance for doubtful accounts, ending balance	1,550,315	1,793,754	2,085,814	6,063
ASU 2016-13 | Cumulative adjustment
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance		11,537
Allowance for doubtful accounts, ending balance			11,537
Accounts receivable
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	1,446,994	1,433,449	1,053	29,611
Provision for doubtful accounts	39,925	13,545	1,447,582
Reversal				(2,966)
Write off			(15,186)	(25,592)
Allowance for doubtful accounts, ending balance	1,486,919	1,446,994	1,433,449	1,053
Other receivables
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	17,396	36,773	5,010	5,010
Provision for doubtful accounts	3,813		36,803
Reversal			(329)
Write off	(14,279)	(22,494)	(4,711)
Allowance for doubtful accounts, ending balance	6,930	17,396	36,773	¥ 5,010
Other receivables | ASU 2016-13 | Cumulative adjustment
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance		3,117
Allowance for doubtful accounts, ending balance			3,117
Loans receivable
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	329,364	615,592
Provision for doubtful accounts	986	315,205	649,771
Write off	(273,884)	(609,853)	(34,179)
Allowance for doubtful accounts, ending balance	¥ 56,466	329,364	615,592
Loans receivable | ASU 2016-13 | Cumulative adjustment
Allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance		¥ 8,420
Allowance for doubtful accounts, ending balance			¥ 8,420